VALUE ADDED TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2024
VALUE ADDED TAXES RECOVERABLE
Schedule of value added taxes

	December 31,	December 31,
	2024	2023
Current portion	$8,482	$15,571
Long term portion	—	826
	$8,482	$16,397